                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04222

Morgan Stanley New York Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                    COUPON   MATURITY
THOUSANDS                                                                                     RATE      DATE         VALUE
---------                                                                                     ----      ----         -----
             NEW YORK TAX-EXEMPT MUNICIPAL BONDS (96.6%)
             General Obligation  (6.8%)
$   3,500    New York State, Ser 1995 B Refg                                                  5.70%   08/15/13   $  3,649,065
    4,550    Puerto Rico, Public Improvement Refg Ser 1987 A                                  3.00    07/01/06      4,553,777
---------                                                                                                        ------------
    8,050                                                                                                           8,202,842
---------                                                                                                        ------------

             Educational Facilities Revenue  (10.5%)
      500    Hempstead Industrial Development Agency, Hofstra University Ser                  5.80    07/01/15        542,480
             1996 (MBIA)
             New York State Dormitory Authority,
    3,000       City University Ser 1993 A                                                    5.75    07/01/09      3,384,720
    1,000       New York University Ser 1998 A (MBIA)                                         5.75    07/01/15      1,183,860
    2,000       State University 1993 Ser                                                     5.25    05/15/15      2,238,300
    3,000       State University Ser 1989 B                                                   0.00    05/15/05      2,961,750
    2,000       School District Ser 2002 E (MBIA)                                             5.50    10/01/17      2,275,600
---------                                                                                                        ------------
   11,500                                                                                                          12,586,710
---------                                                                                                        ------------

             Electric Revenue (5.2%)
             Long Island Power Authority, New York,
    3,000       Ser 2000 A (FSA)                                                              0.00    06/01/18      1,680,450
    1,345       Ser 2003 C                                                                    5.50    09/01/21      1,458,800
    1,000       Ser 1998 A (FSA)                                                             5.125    12/01/22      1,062,270
    2,000    New York State Power Authority, Ser 2000 A                                       5.25    11/15/40      2,063,000
---------                                                                                                        ------------
    7,345                                                                                                           6,264,520
---------                                                                                                        ------------

             Hospital Revenue  (10.0%)
    2,000    New York City Health & Hospital Corporation, Health 2003 Ser A                   5.25    02/15/22      2,146,160
                (Ambac)
             New York State Dormitory Authority,
    1,000       Department of Health Refg Ser 2004                                            5.00    07/01/22      1,041,060
    3,000       Memorial Sloan-Kettering Cancer Center 2003 Ser I (MBIA)                      5.00    07/01/23      3,137,160
    2,000       Winthrop South Nassau University Health System Ser 2003 B                     5.50    07/01/23      2,084,420
    3,540    New York State Medical Care Facilities Finance Agency, Hospital &                5.50    02/15/22      3,627,084
                Nursing Home - FHA Insured Mtge 1993 Ser B
---------                                                                                                        ------------
   11,540                                                                                                          12,035,884
---------                                                                                                        ------------

             Industrial Development/Pollution Control Revenue  (8.2%)
             New York City Industrial Development Agency,
    1,000       Airis JFK I LLC Ser 2001A (AMT)                                               5.50    07/01/28        980,420
    2,000    Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)                       5.75    10/01/36      1,837,860
    6,000    New York State Energy Research & Development Authority,                        12.048++  07/01/26      7,021,200
                Brooklyn Union Gas Co 1991 Ser D
---------                                                                                                        ------------
    9,000                                                                                                           9,839,480
---------                                                                                                        ------------

             Mortgage Revenue - Multi-Family  (7.8%)
             New York City Housing Development Corporation, New York,
    1,893       East Midtown Project - FHA Ins Sec 223                                        6.50    11/15/18      1,991,844
    1,938       Ruppert Project - FHA Ins Sec 223                                             6.50    11/15/18      2,039,354
    5,135    New York State Housing Finance Agency, 1996 Ser A Refg (FSA)                     6.10    11/01/15      5,330,438
---------                                                                                                        ------------
    8,966                                                                                                           9,361,636
---------                                                                                                        ------------

             Public Facilities Revenue  (10.5%)
             Empire State Development Corporation,
    2,000       Personal Income Tax Ser 2002 A                                               5.375    03/15/19      2,187,260
    1,750       Personal Income Tax Ser 2002 A                                               5.375    03/15/20      1,905,593
    2,000       Personal Income Tax Ser 2002 C-1 (FGIC)                                       5.50    03/15/20      2,232,460
      500    New York City Cultural Resources Trust, The New York Botanical                   5.75    07/01/16        537,040
                Garden Ser 1996 (MBIA)
    1,035    New York City Industrial Development Agency, Royal Charter                       5.25    12/15/32      1,085,042
                Properties - The New York & Presbyterian Hospital Parking Ser 2001
                (FSA)
    1,300    New York State Dormitory Authority, School District Ser  2002 C                  5.25    04/01/21      1,405,261
                (MBIA)
    3,000    Puerto Rico Public Bldgs Authority, Ser J (Mandatory Put 07/01/12)               5.00    07/01/36      3,306,300
---------                                                                                                        ------------
   11,585                                                                                                          12,658,956
---------                                                                                                        ------------

             Resource Recovery Revenue  (0.4%)
      500    Oneida-Herkimer Solid Waste Management Authority, Ser 1992                       6.65    04/01/05        506,810
---------                                                                                                        ------------

             Transportation Facilities Revenue  (9.1%)
      400    Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995                5.75    01/01/25        407,320
                (MBIA)
    3,000    Metropolitan Transportation Authority, Dedicated Tax  Fund Refg                  5.25    11/15/24      3,196,710
                Ser 2002 A (FSA)
    3,000    Triborough Bridge & Tunnel Authority, New York, Ser 2001 A                       5.00    01/01/32      3,048,090
             Puerto Rico Highway & Transportation Authority,
    2,000       Refg Ser X                                                                    5.50    07/01/15      2,281,560
    2,000       Ser 1998 A                                                                    4.75    07/01/38      1,950,580
---------                                                                                                        ------------
   10,400                                                                                                          10,884,260
---------                                                                                                        ------------

             Water & Sewer Revenue  (8.0%)
    3,000    New York City Municipal Water Finance Authority, 2001 Ser B                     5.125    06/15/31      3,069,810
    2,000    New York State Environment Facilities Corporation, Clean Water                   5.00    07/15/23      2,096,460
                Ser 2003 C
    4,000    Suffolk Country Industrial Development Agency, Southwest Sewer                   6.00    02/01/08      4,468,160
                Ser 1994 (FGIC)
---------                                                                                                        ------------
    9,000                                                                                                           9,634,430
---------                                                                                                        ------------

             Other Revenue (12.0%)
    2,000    Battery Park City Authority, Ser 2003A                                           5.00    11/01/24      2,100,460
             New York City Transitional Finance Authority,
    2,000       2003 Ser D (MBIA)                                                             5.25    02/01/20      2,177,840
    2,000       2004 Ser B                                                                    5.00    08/01/23      2,092,160
    2,000       Refg 2003 Ser A                                                               5.50**  11/01/26      2,258,400
    5,000    New York Local Government Assistance Corporation, Ser 1993 C                     5.50    04/01/17      5,756,200
---------                                                                                                        ------------
   13,000                                                                                                          14,385,060
---------                                                                                                        ------------

             Refunded (8.2%)
    2,000    New York City Transitional Finance Authority, 2001 Ser A                        5.375    02/15/10+     2,270,880
    2,595    New York State Dormitory Authority, Suffolk County Judicial Ser                 7.375    07/01/16      3,206,823
                1986 (ETM)
    4,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)                5.375    10/01/24      4,352,600
---------                                                                                                        ------------
    8,595                                                                                                           9,830,303
---------                                                                                                        ------------

  109,481    TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (COST $107,394,924)                                        116,190,891
---------                                                                                                        ------------

             SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS  (2.4%)
      600    New York City, Fiscal 1995 Ser B (Demand 10/01/04)                               1.73*   08/15/23        600,000
      555    New York City Transitional Finance Authority, Subser C4 (Demand 10/01/04)        1.66*   08/01/31        555,000
    1,700    Port Authority of New York & New Jersey, Versatile Structure Ser                 1.73*   05/01/19      1,700,000
                2 (Demand 10/01/04)#
---------                                                                                                        ------------
    2,855    TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (COST $2,855,000)                           2,855,000
---------                                                                                                        ------------



$ 112,336    TOTAL INVESTMENTS (COST $110,249,924) (A)                                        99.0%               119,045,891
---------

             OTHER ASSETS IN EXCESS OF LIABILITIES                                             1.0                  1,260,263
                                                                                             -----               ------------


             NET ASSETS                                                                      100.0%              $120,306,154
                                                                                             =====               ============

----------

      AMT        Alternative Minimum Tax.

      ETM        Escrowed to maturity.

       *         Current coupon of variable rate demand obligation.

       **        Step up security; will convert to 14% on November 1, 2011.

       #         Joint exemption in New York and New Jersey.

       +         Prerefunded to call date shown.

       ++ Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $7,021,200, which represents 5.8% of net assets.

      (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,942,590 and the aggregate gross unrealized depreciation is $146,623, resulting in net unrealized appreciation of $8,795,967.



Bond Insurance:

     Ambac       Ambac Assurance Corporation.

     FGIC        Financial Guaranty Insurance Company.

      FHA        Federal Housing Administration.

      FSA        Financial Security Assurance Inc.

     MBIA        Municipal Bond Investors Assurance Corporation.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004




                                       3